Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments, at fair value	$ 460,943,536	$ 393,328,692
Notes receivable from participants	7,607,346	6,863,292
Net Assets Available for Benefits	$ 468,550,882	$ 400,191,984